Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
U.S. Tech Independence Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
................. 357 $ 261,406
Boeing Co. (The)
(a)
.................... 74,012 14,877,892
Lockheed Martin Corp. ................. 40 19,675
15,158,973
Automobiles — 0.0%
Rivian Automotive, Inc. , Class A
(a)
.......... 5,292 71,812
Biotechnology — 0.0%
GRAIL, Inc.
(a)(b)
...................... 495 45,505
Broadline Retail — 7.2%
(a)
Amazon.com, Inc. .................... 298,313 72,854,001
Coupang, Inc. , Class A ................. 1,935 61,862
72,915,863
Capital Markets — 4.0%
Coinbase Global, Inc. , Class A
(a)
........... 429 147,482
FactSet Research Systems, Inc. ........... 70 18,676
Intercontinental Exchange, Inc. ........... 93,627 13,696,694
Moody's Corp. ....................... 33,223 15,957,007
Nasdaq, Inc. ........................ 116,713 9,977,794
39,797,653
Communications Equipment — 3.9%
Arista Networks, Inc.
(a)
................. 71,805 11,322,930
Cisco Systems, Inc. ................... 309,423 22,621,916
Motorola Solutions, Inc. ................ 12,633 5,137,967
39,082,813
Electrical Equipment — 0.2%
Vertiv Holdings Co. , Class A ............. 8,023 1,547,316
Electronic Equipment, Instruments & Components — 1.8%
CDW Corp. ......................... 28,765 4,584,278
Flex Ltd.
(a)
.......................... 5,952 372,119
Keysight Technologies, Inc.
(a)
............. 73,260 13,403,650
18,360,047
Energy Equipment & Services — 0.1%
SLB Ltd. ........................... 17,649 636,423
Entertainment — 0.2%
ROBLOX Corp. , Class A
(a)
............... 17,872 2,032,404
Financial Services — 0.4%
Block, Inc. , Class A
(a)
.................. 18,432 1,399,726
Global Payments, Inc. ................. 35,146 2,732,953
Mastercard, Inc. , Class A ................ 68 37,535
Visa, Inc. , Class A .................... 24 8,178
4,178,392
Ground Transportation — 0.8%
Uber Technologies, Inc.
(a)
............... 88,615 8,551,347
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(a)
........... 44 12,813
Hotels, Restaurants & Leisure — 0.1%
(a)
Airbnb, Inc. , Class A ................... 52 6,580
DoorDash , Inc. , Class A ................ 4,183 1,064,030
1,070,610
Household Products — 0.0%
Colgate-Palmolive Co. ................. 38 2,928
Insurance — 0.0%
Marsh & McLennan Cos., Inc. ............ 44 7,839
Security
Shares
Shares Value
Interactive Media & Services — 6.0%
Alphabet, Inc. , Class A ................. 75,318 $ 21,178,668
Alphabet, Inc. , Class C, NVS ............. 59,986 16,905,255
Meta Platforms, Inc. , Class A ............. 33,221 21,538,835
Pinterest, Inc. , Class A
(a)(b)
............... 17,617 583,123
Snap, Inc. , Class A, NVS
(a)
.............. 58,503 456,323
ZoomInfo Technologies, Inc.
(a)
............ 16,576 185,983
60,848,187
IT Services — 6.3%
Accenture plc , Class A ................. 79,004 19,758,900
Cognizant Technology Solutions Corp. , Class A . 59,200 4,314,496
DigitalOcean Holdings, Inc.
(a)
............. 51 2,074
DXC Technology Co.
(a)(b)
................ 18,669 265,100
Gartner, Inc.
(a)
....................... 10,585 2,628,679
GoDaddy, Inc. , Class A
(a)
................ 4,171 555,285
International Business Machines Corp. ...... 78,514 24,135,989
VeriSign, Inc. ....................... 48,884 11,722,383
63,382,906
Life Sciences Tools & Services — 0.2%
(a)
Illumina, Inc.
(b)
....................... 32 3,953
IQVIA Holdings, Inc. ................... 7,125 1,542,278
1,546,231
Machinery — 0.0%
Parker-Hannifin Corp. .................. 48 37,096
Media — 0.2%
Interpublic Group of Cos., Inc. (The) ........ 21,967 563,673
Trade Desk, Inc. (The) , Class A
(a)
.......... 26,473 1,331,063
1,894,736
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp. ......... 10,787 940,195
Broadridge Financial Solutions, Inc. ........ 6,521 1,437,228
Maximus, Inc. ....................... 168 13,964
Paychex, Inc. ....................... 33,960 3,974,339
SS&C Technologies Holdings, Inc. ......... 27,607 2,344,387
Verisk Analytics, Inc. ................... 132 28,876
8,738,989
Real Estate Management & Development — 0.4%
CoStar Group, Inc.
(a)
................... 64,989 4,471,893
Semiconductors & Semiconductor Equipment — 26.2%
Advanced Micro Devices, Inc.
(a)
........... 16,748 4,289,498
Applied Materials, Inc. ................. 4,959 1,155,943
Broadcom, Inc. ...................... 359,761 132,978,459
Intel Corp.
(a)
........................ 362 14,476
KLA Corp. .......................... 48 58,020
Lam Research Corp. .................. 56,372 8,876,335
Marvell Technology, Inc. ................ 32 3,000
Microchip Technology, Inc. ............... 18,665 1,165,069
Monolithic Power Systems, Inc. ........... 8,302 8,343,510
NVIDIA Corp. ....................... 464,053 93,966,092
QUALCOMM, Inc. .................... 58,598 10,600,378
Texas Instruments, Inc. ................. 14,779 2,386,217
263,836,997
Software — 34.2%
Adobe, Inc.
(a)
........................ 11,672 3,972,098
AppLovin Corp. , Class A
(a)(b)
.............. 2,756 1,756,481
Atlassian Corp. , Class A
(a)
............... 20,711 3,508,858
Bentley Systems, Inc. , Class B ............ 29,346 1,491,657
Crowdstrike Holdings, Inc. , Class A
(a)
........ 957 519,661
Datadog, Inc. , Class A
(a)
................ 73,199 11,917,529
DocuSign, Inc.
(a)
..................... 51,368 3,757,056
Dynatrace, Inc.
(a)
..................... 134,672 6,810,363

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Tech Independence Focused ETF
2
(Percentages shown are based on Net Assets)
.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Fair Isaac Corp.
(a)
..................... 1,327 $ 2,202,196
Fortinet, Inc.
(a)
....................... 55,284 4,778,196
Gen Digital, Inc. ...................... 1,662 43,810
HubSpot, Inc.
(a)
...................... 2,284 1,123,545
Intuit, Inc. .......................... 6,747 4,503,960
Microsoft Corp. ...................... 117,678 60,934,845
Nutanix, Inc. , Class A
(a)(b)
................ 18,271 1,301,626
Oracle Corp. ........................ 145,290 38,154,607
Palantir Technologies, Inc. , Class A
(a)
....... 599,546 120,190,987
Palo Alto Networks, Inc.
(a)
............... 91,555 20,164,073
Salesforce, Inc. ...................... 149,497 38,930,514
ServiceNow, Inc.
(a)
.................... 10,021 9,212,105
Strategy, Inc. , Class A
(a)(b)
............... 10,595 2,855,458
Synopsys, Inc.
(a)
..................... 10,895 4,944,369
Tyler Technologies, Inc.
(a)
............... 18 8,573
Workday, Inc. , Class A
(a)
................ 8,241 1,977,181
345,059,748
Specialized REITs — 1.4%
Digital Realty Trust, Inc. ................ 232 39,535
Equinix, Inc. ........................ 15,537 13,144,457
Iron Mountain, Inc. .................... 9,790 1,007,881
14,191,873
Specialty Retail — 0.1%
Carvana Co. , Class A
(a)
................. 2,872 880,383
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc. ......................... 108,546 29,347,582
NetApp, Inc. ........................ 35,766 4,212,519
Pure Storage, Inc. , Class A
(a)
............. 7,282 718,733
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a)
............. 3,984 $ 207,009
34,485,843
Total Long-Term Investments — 99.5%
(Cost: $783,146,968) .............................. 1,002,847,620
Short-Term Securities
Money Market Funds — 0.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.27%
(e)
................... 2,393,865 2,395,061
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.05% .................... 4,789,598 4,789,598
Total Short-Term Securities — 0.7%
(Cost: $7,184,434) ............................... 7,184,659
Total Investments — 100.2%
(Cost: $790,331,402 ) .............................. 1,010,032,279
Liabilities in Excess of Other Assets — (0.2)% ............. (2,375,686)
Net Assets — 100.0% ...............................
$ 1,007,656,593
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,703,448 $ — $ (4,308,097)
(a)
$ (491) $ 201 $ 2,395,061 2,393,865 $ 2,858
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,832,010 957,588
(a)
— — — 4,789,598 4,789,598 44,743 —
$ (491) $ 201 $ 7,184,659 $ 47,601 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Tech Independence Focused ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,002,847,620 $ — $ — $ 1,002,847,620
Short-Term Securities
Money Market Funds ...................................... 7,184,659 — — 7,184,659
$ 1,010,032,279 $ — $ — $ 1,010,032,279
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust